Share-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Share-Based Payment Award, Valuation Assumptions
There were no BMP Equity Units granted during the six months ended September 30, 2023. The table below summarizes the key inputs used in the valuation of the BMP Equity Units granted during the six months ended September 30, 2022:

Range of Targets
Unobservable Inputs	Six Months Ended September 30, 2022
Expected term in years	4
Discount rate	32.1%
Discount for lack of marketability	23.1%
Long-term growth rate (after discrete projection period)	2.5%

The table below summarizes the key inputs used in the valuation of the BMP Equity Units granted during each of the periods ended below:

	Range of Targets
Unobservable Inputs	Year Ended March 31, 2023	Three Months Ended March 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Expected term in years	4	4	4	4
Discount rate	32.1%	32.1%	32.1%	27.8%
Discount for lack of marketability	23.1%	23.1%	23.1%	19.4%
Long-term growth rate (after discrete projection period)	2.5%	2.5%	2.5%	2.5%

Share-Based Payment Arrangement, Activity
The following table summarizes the award activity, in units, for the BMP and Ben Equity Incentive Plans during the six months ended September 30, 2023:

	BMP		RSU
(units in thousands)	Units	Weighted Average Grant Date Fair Value per Unit	Units	Weighted Average Grant Date Fair Value per Unit
Balance, March 31, 2023	438	$10.04	1,749	$10.00

Granted during the period	—	—	4,060	2.73
Vested during the period	(147)	9.88	(3,060)	4.95
Forfeited during the period	—	—	(98)	4.18

Balance, September 30, 2023	291	$10.11	2,651	$4.91

The following table summarizes the award activity, in units, for the BMP and Ben Equity Incentive Plans during the year ended March 31, 2023, the three months ended March 31, 2022, and the years ended December 31, 2021 and 2020:

	BMP		REU
(units in thousands)	Units	Weighted Average Grant Date Fair Value per Unit	Units	Weighted Average Grant Date Fair Value per Unit
Balance, December 31, 2019	180	$11.82	247	$12.50

Granted during the period	7,363	9.61	5,603	12.50
Vested during the period	(5,037)	9.61	(3,354)	12.50
Forfeited during the period	(380)	9.61	(303)	12.50

Balance, December 31, 2020	2,126	$9.61	2,193	$12.50

Granted during the period	216	10.67	216	12.50
Vested during the period	(788)	9.67	(619)	12.50
Forfeited during the period	(203)	9.69	(152)	12.50

Balance, December 31, 2021	1,351	$9.73	1,638	$12.50

Granted during the period	40	10.67	111	12.50
Vested during the period	(195)	9.70	(195)	12.50
Forfeited during the period	(78)	9.61	(51)	12.50

Balance, March 31, 2022	1,118	$9.78	1,503	$12.50

Granted during the period	35	10.67	510	12.50
Vested during the period	(646)	9.73	(524)	12.50
Forfeited during the period	(69)	10.00	(90)	12.50

Balance, March 31, 2023	438	$10.04	1,399	$12.50

Share-Based Payment Arrangement, Cost by Plan
The following table presents the components of share-based compensation expense, included in employee compensation and benefits, recognized in the consolidated statements of comprehensive income (loss) for the three and six months ended September 30, 2023 and 2022:

	Three Months Ended September 30,		Six Months Ended September 30,
(dollars in thousands)	2023	2022	2023	2022
BMP equity units	$569	$1,198	$1,244	$2,700
Restricted stock units	7,318	1,253	16,041	2,686
Preferred equity	286	286	572	858
Other (1)	330	—	17,647	—

Total share-based compensation	$8,503	$2,737	$35,504	$6,244

(1)
The year-to-date period includes $15.0 million of compensation recognized related to the BCG Recapitalization and $2.6 million recognized for equity based compensation issued to employees for Ben Liquidity transactions.

The following table presents the components of share-based compensation expense, included in employee compensation and benefits, recognized in the consolidated statements of comprehensive income (loss) for the year ended March 31, 2023, the three months ended March 31, 2022, and the years ended December 31, 2021 and 2020:

	Year Ended March 31,	Three Months Ended March 31,	Year Ended December 31,
(dollars in thousands)	2023	2022	2021	2020
BMP equity units	$4,297	$1,289	$7,390	$51,963
Restricted equity units	4,358	1,539	8,537	44,402
Preferred equity	1,430	—	7,226	11,443

Total share-based compensation	$10,085	$2,828	$23,153	$107,808

Share-Based Payment Arrangement, Nonvested Award, Cost	The following table presents the share-based compensation expense expected to be recognized over the next five fiscal years ending March 31 for awards outstanding as of September 30, 2023:

(dollars in thousands)	BMP	RSU	Preferred	Commissions	Total
Six months ending 2024	$831	$2,972	$286	$328	$4,417
2025	662	3,469	—	191	4,322
2026	242	2,521	—	60	2,823
2027	14	1,249	—	—	1,263
2028	—	355	—	—	355

Total	$1,749	$10,566	$286	$579	$13,180

The following table presents the share-based compensation expense expected to be recognized over the next five fiscal years ending March 31 for awards outstanding, excluding the REU awards subject to the performance condition discussed above, as of March 31, 2023:

(dollars in thousands)	BMP	REU	Total
2024	$2,075	$2,503	$4,578
2025	662	736	1,398
2026	242	150	392
2027	14	—	14
2028	—	—	—

Total	$2,993	$3,389	$6,382

Weighted-average period to be recognized	1.61	1.46